Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2026
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
10 -	ACCRUED EXPENSES AND OTHER LIABILITIES

As of June 30, 2026 and 2025, accrued expenses and other liabilities consisted of the following:

	As of June 30,
	2026	2025
Accrued payroll and welfare	$336,953	$1,039,450
VAT and other taxes payable	1,358,428	667,606
Investment consideration payable	128,778	192,652
Accrued expenses	644,433	319,357
Interest payable	5,896	6,973
	$2,474,488	$2,226,038